S000024247 [Member] Expense Example, No Redemption - Putnam Global Technology Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 182
Expense Example, No Redemption, 3 Years	564
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	$ 1,909